Discontinued Operations - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Oct. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets		£ 287,098	£ 292,332	£ 281,702
Liabilities		270,996	276,396	265,685
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		0	0
Cash flows from (used in) operating activities, discontinued operations		(3,612)	(1,815)	1,033
Cash flows from (used in) investing activities, discontinued operations		0	0	0
Cash flows from (used in) financing activities, discontinued operations		0	0	0
Transfer Within Santander UK
Disclosure of analysis of single amount of discontinued operations [line items]
Liabilities		1,000
Banco Santander London Branch | CIB business transfer to SLB
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets	£ 1,900
Liabilities	2,100
Increase (decrease) in cash and cash equivalents, discontinued operations	£ 200
Corporate & Investment Banking
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets		0	2,784	4,046
Liabilities		£ 0	£ 6,517	£ 6,233